(Loss) Per Share (Details) - Schedule of basic and diluted earnings per common share - USD ($)	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator - basic and diluted
Net (Loss)	$ (6,460,841)	$ (3,980,524)	$ (5,295,993)	$ (4,975,635)	$ (4,081,749)	$ (7,142,483)	$ (10,441,365)	$ (9,057,384)	$ (20,126,787)	$ (14,509,669)	$ (6,541,686)
Denominator
Weighted average number of common shares outstanding - basic and diluted	32,620,160		26,307,321	18,577,937		14,093,979	29,511,254	17,090,133	21,187,556	12,678,904
(Loss) per common share - basic and diluted	$ (0.1981)		$ (0.2013)	$ (0.2678)		$ (0.5068)	$ (0.3538)	$ (0.53)	$ (0.9499)	$ (1.1444)